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EAGLE
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                              USAA INVESTMENT TRUST
Balanced Strategy Fund   Growth and Tax Strategy Fund  Cornerstone Strategy Fund
Emerging Markets Fund    International Fund            World Growth Fund
GNMA Trust               Treasury Money Market Trust
Precious Metals and Minerals Fund
                          SUPPLEMENT DATED JUNE 2, 2003
                               TO EACH PROSPECTUS
                             DATED OCTOBER 1, 2002


                           USAA TAX EXEMPT FUND, INC.
Long-Term Fund               Intermediate-Term Fund Short-Term Fund
Tax Exempt Money Market Fund California Bond Fund   California Money Market Fund
New York Bond Fund           New York Money Market Fund  Virginia Bond Fund
Virginia Money Market Fund
                          SUPPLEMENT DATED JUNE 2, 2003
                               TO EACH PROSPECTUS
                              DATED AUGUST 1, 2002


                            USAA STATE TAX-FREE TRUST
        Florida Tax-Free Income Fund       Florida Tax-Free Money Market Fund
                          SUPPLEMENT DATED JUNE 2, 2003
                               TO THE PROSPECTUS
                              DATED AUGUST 1, 2002


                             USAA MUTUAL FUND, INC.
Aggressive Growth Fund         Growth Fund               Growth & Income Fund
Income Fund                    Income Stock Fund         Short-Term Bond Fund
Science & Technology Fund    First Start Growth Fund Intermediate-Term Bond Fund
High-Yield Opportunities Fund  Small Cap Stock Fund     Capital Growth Fund
Value Fund
                          SUPPLEMENT DATED JUNE 2, 2003
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 2002


WITH RESPECT TO EACH OF THE ABOVE-LISTED FUNDS EXCLUDING USAA MUTUAL FUND, INC.:

USAA INVESTMENT MANAGEMENT COMPANY HAS CHANGED ITS POLICY ON SHARE PURCHASES WITH FOREIGN CHECKS. THE INFORMATION RELATING TO THE PURCHASE OF SHARES WITH A FOREIGN CHECK FOUND UNDER THE SECTION "HOW TO INVEST" HAS BEEN AMENDED TO READ AS FOLLOWS:

If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept foreign, non-U.S. checks, money orders, traveler's checks, or other similar instruments.

ADDITIONALLY, THE BANK WIRING INSTRUCTIONS FOUND UNDER THE SECTION "HOW TO INVEST" HAS BEEN AMENDED TO READ AS FOLLOWS:

BANK WIRE

To open or add to your account, call 1-800-531-8448 or visit our web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

WITH RESPECT ONLY TO THE USAA INVESTMENT TRUST TREASURY MONEY MARKET TRUST, USAA TAX EXEMPT FUND, INC. SHORT-TERM FUND, TAX EXEMPT MONEY MARKET FUND, CALIFORNIA MONEY MARKET FUND, NEW YORK MONEY MARKET FUND, VIRGINIA MONEY MARKET FUND, AND USAA STATE TAX-FREE TRUST FLORIDA TAX-FREE MONEY MARKET FUND:

THE FOLLOWING SENTENCE HAS BEEN DELETED FROM THE PARAGRAPH UNDER THE HEADING "CHECKWRITING" FOUND UNDER THE SECTION "HOW TO REDEEM."

Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts.


WITH RESPECT ONLY TO THE USAA TAX EXEMPT FUND, INC. INTERMEDIATE-TERM AND SHORT-TERM FUNDS:

EFFECTIVE JUNE 1, 2003, REGINA G. SHAFER WILL JOIN CLIFFORD A. GLADSON IN CO-MANAGING THE INTERMEDIATE-TERM AND SHORT-TERM FUNDS.

REGINA G. SHAFER, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has eight years of investment management experience and has worked for us for 12 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.


WITH RESPECT ONLY TO THE USAA TAX EXEMPT FUND, INC. NEW YORK MONEY MARKET FUND AND THE USAA STATE TAX-FREE TRUST FLORIDA TAX-FREE MONEY MARKET FUND:

EFFECTIVE JUNE 1, 2003, ANTHONY M. ERA, JR. REPLACED REGINA SHAFER, AS THE PORTFOLIO MANAGER OF THE NEW YORK MONEY MARKET AND FLORIDA TAX-FREE MONEY MARKET FUNDS.

ANTHONY M. ERA, JR., assistant vice president of Money Market Funds, has 16 years of investment management experience and has worked for us for 15 years. Mr. Era is a member of the Association for Investment Management and Research, the San Antonio Society of Financial Analysts, the Financial Services Analysts Association, New York, and the National Federation of Municipal Analysts. He holds a master's degree in finance from the University of Texas at San Antonio and a BA from Creighton University, Omaha, Nebraska.


WITH RESPECT ONLY TO THE USAA INVESTMENT TRUST EMERGING MARKETS FUND:

EFFECTIVE JUNE 1, 2003, THE FUND WILL WAIVE ITS TOTAL ANNUAL OPERATING EXPENSES TO THE EXTENT THESE EXPENSES EXCEED 2.10% OF THE FUNDS AVERAGE NET ASSETS.


WITH RESPECT ONLY TO THE USAA INVESTMENT TRUST BALANCED STRATEGY, GROWTH AND TAX STRATEGY, CORNERSTONE STRATEGY, EMERGING MARKETS, PRECIOUS METALS AND MINERALS, INTERNATIONAL, AND WORLD GROWTH FUNDS AND THE USAA MUTUAL FUND, INC. AGGRESSIVE GROWTH, GROWTH, GROWTH & INCOME, INCOME, INCOME STOCK, SHORT-TERM BOND, FIRST START GROWTH, SCIENCE & TECHNOLOGY, INTERMEDIATE-TERM BOND, HIGH-YIELD OPPORTUNITIES, SMALL CAP STOCK, CAPITAL GROWTH, AND VALUE FUNDS:

THE INFORMATION RELATING TO THE PRICING OF OVER-THE-COUNTER SECURITIES FOUND UNDER "SHAREHOLDER INFORMATION" HAS BEEN AMENDED TO READ AS FOLLOWS:

Over-the-counter equity securities are generally priced using the NASDAQ official closing price (NOCP) or, if not available, at the average of the bid and asked prices.

WITH RESPECT ONLY TO THE USAA INVESTMENT TRUST CORNERSTONE STRATEGY, EMERGING MARKETS, PRECIOUS METALS AND MINERALS, INTERNATIONAL, AND WORLD GROWTH FUNDS AND THE USAA MUTUAL FUND, INC. AGGRESSIVE GROWTH, GROWTH, GROWTH & Income, Income Stock, First Start Growth, Science & Technology, Small Cap Stock, Capital Growth, and Value Funds:

THE INFORMATION RELATING TO FORWARD CURRENCY CONTRACTS FOUND UNDER "APPENDIX A" FOR EACH OF THE ABOVE-REFERENCED FUNDS EXCLUDING THE EMERGING MARKETS FUND AND UNDER "APPENDIX B" FOR THE EMERGING MARKETS FUND HAS BEEN AMENDED TO READ AS
FOLLOWS:

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.

The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      44021-0603

[USAA         9800 Fredericksburg Road                               PRSRT STD
EAGLE         San Antonio, Texas 78288                             U.S. Postage
LOGO (R)]                                                              PAID
                                                                       USAA

[USAA                         USAA INVESTMENT TRUST
EAGLE                     SUPPLEMENT DATED JUNE 2, 2003
LOGO(R)]           TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 1, 2002

                             USAA MUTUAL FUND, INC.
                          SUPPLEMENT DATED JUNE 2, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2002

                           USAA TAX EXEMPT FUND, INC.
             Long-Term Fund, Intermediate-Term Fund,Short-Term Fund,
                        and Tax Exempt Money Market Fund
                                California Funds
                                 New York Funds
                                 Virginia Funds
                          SUPPLEMENT DATED JUNE 2, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2002

                            USAA STATE TAX-FREE TRUST
                             Florida Tax-Free Funds
                          SUPPLEMENT DATED JUNE 2, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2002

WITH RESPECT TO EACH OF THE ABOVE-LISTED STATEMENTS OF ADDITIONAL INFORMATION:

DELETE THE FOURTH AND SIXTH PARAGRAPHS UNDER THE SUBHEADING "REDEMPTION BY CHECK" FOUND UNDER THE SECTION ENTITLED ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES AND REPLACE WITH THE FOLLOWING:

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston
Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Company, the Transfer Agent, and Boston Safe each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

WITH RESPECT ONLY TO THE USAA INVESTMENT TRUST AND USAA MUTUAL FUND, INC. STATEMENT OF ADDITIONAL INFORMATION:

DELETE PARAGRAPH NUMERAL (2) FOUND UNDER THE SECTION ENTITLED "VALUATION OF SECURITIES" AND REPLACE WITH THE FOLLOWING:

(2) Over-the-counter equity securities are generally priced using the NASDAQ official closing price (NOCP) or, if not available, at the average of the bid and asked prices.



                                                                      44156-0603